Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 11,487,787	$ 10,779,784
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	4,945,421	5,861,285
Lubricants	1,453,131	1,161,176
Insurances	1,823,010	1,763,236
Tonnage taxes	458,174	373,988
Other	1,509,004	974,971
Total Vessel operating expenses	21,676,527	20,914,440
Voyage Expenses [Abstract]
Brokerage commissions	831,742	954,866
Brokerage commissions- related party	655,431	1,027,211
Port & other expenses	306,616	406,120
Bunkers consumption	640,672	1,594,928
(Gain)/loss on bunkers	264,079	(2,598,559)
Total Voyage expenses	$ 2,698,540	$ 1,384,566